CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2011
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2010	2011
	(EUR in thousands)
Current accounts with banks	183,738	444,730
Cash and similar items	992,265	1,058,153
Current account with central bank	254,114	209,730
Other	6,040	5,123
Total	1,436,157	1,717,736